PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT
Cost	$ 82,530	$ 84,561
Accumulated amortization	61,813	62,579
Net book value	20,717	21,982
Impairment of production equipment and tooling	3,756	0	0
Amortization expense relating to property and equipment, including discontinued operations	8,974	10,057	12,583
Furniture and fixtures [Member]
PROPERTY AND EQUIPMENT
Cost	1,245	1,595
Accumulated amortization	708	928
Net book value	537	667
Research and development equipment [Member]
PROPERTY AND EQUIPMENT
Cost	28,217	28,264
Accumulated amortization	20,805	21,966
Net book value	7,412	6,298
Tooling [Member]
PROPERTY AND EQUIPMENT
Cost	34,590	36,307
Accumulated amortization	27,212	28,269
Net book value	7,378	8,038
Impairment of production equipment and tooling	611	0
Computer equipment [Member]
PROPERTY AND EQUIPMENT
Cost	6,053	5,253
Accumulated amortization	4,770	3,862
Net book value	1,283	1,391
Software [Member]
PROPERTY AND EQUIPMENT
Cost	5,476	5,641
Accumulated amortization	4,178	3,591
Net book value	1,298	2,050
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT
Cost	3,244	3,156
Accumulated amortization	1,412	865
Net book value	1,832	2,291
Leased vehicles [Member]
PROPERTY AND EQUIPMENT
Cost	1,111	1,332
Accumulated amortization	663	796
Net book value	448	536
Office equipment [Member]
PROPERTY AND EQUIPMENT
Cost	2,594	3,013
Accumulated amortization	2,065	2,302
Net book value	$ 529	$ 711